Debt - Debt Outstanding Amounts Maturing (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Debt Disclosure [Line Items]
Debt outstanding maturities 2015	$ 6.7
Debt outstanding maturities 2016	0
Debt outstanding maturities 2017	350.0
Debt outstanding maturities 2018	0
Debt outstanding maturities 2019	1,597.4
Debt outstanding maturities Thereafter	1,050.0
Total debt	3,004.1	2,550.4
Contractual Maturity
Debt Disclosure [Line Items]
Debt outstanding maturities 2015	0
Debt outstanding maturities 2016	0
Debt outstanding maturities 2017	350.0
Debt outstanding maturities 2018	0
Debt outstanding maturities 2019	1,597.4
Debt outstanding maturities Thereafter	1,050.0
Total debt	2,997.4
Capital Lease Obligations
Debt Disclosure [Line Items]
Debt outstanding maturities 2015	6.7
Debt outstanding maturities 2016	0
Debt outstanding maturities 2017	0
Debt outstanding maturities 2018	0
Debt outstanding maturities 2019	0
Debt outstanding maturities Thereafter	0
Total debt	$ 6.7	$ 21.5